Related parties transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related party [Abstract]
Disclosure of transactions between related parties [text block]
(a)	The significant related party transactions are summarized as follows:

		2016	2017	2018
	Note	RMB	RMB	RMB
Loans made from a related party	(i)	—	99,603	7,609
Loans made to a related party	(i)	—	98,229	—
Interest income from deposits placed with a related party finance entity	(ii)	2,683	5,847	11,464
Net deposits/(withdrawals) of cash at a related party finance entity	(ii)	81,716	(109,998)	679,018
Term deposits placed with a related party finance entity	(ii)	1,212,430	1,953,600	204,000
Maturity of term deposits placed with a related party finance entity	(ii)	1,272,430	1,552,600	401,000
Rental expenses	(iii)	25,433	30,030	32,486
Expenses paid by a related party on behalf of the Group	(iv)	3,356	3,836	4,612
Repayment of expenses paid by a related party on behalf of the Group	(iv)	1,782	4,536	4,124
Expenses paid by the Group on behalf of a related party	(iv)	11,567	—	9,401
Repayment of expenses paid by the Group on behalf of a related party	(iv)	—	—	8,794
Payments of leasehold improvement to a related party	(iv)(v)	22,661	29,406	24,280
Purchase of healthy food from a related party	(vi)	48,517	48,298	38,323
Product sale revenue and service fee from a related party	(vii)	1,962	3,766	17,247
Service fee paid to a related party	(viii)	—	—	6,884
Waive of liability to a related party	(iii)	—	10,000	—
Gains from disposal of affiliated entities to a related party	(ix)	—	—	5,349
Acquisition payment to a related party	(x)	—	—	6,160

(b)	The significant related party balances are summarized as follows:

		2017	2018
	Note	RMB	RMB
Amount due from a related party	(i)(ii)(iii)(iv)	112,773	95,128
Cash held at a related party finance entity	(ii)	61,715	740,733
Term deposits placed with a related party finance entity	(ii)	401,000	204,000
Amount due to related parties	(i)(iii)(iv)(v)(vi)	124,841	138,215

The Company’s majority shareholder, Mr. Feng owns or controls other non-educational services businesses (“Related Party Companies”) that from time to time require short-term financing to support their business operations and working capital needs. After considering the cash on hand and forecasted cash flows to fund its operations, the Group issued financing to Related Party Companies during the periods presented.

(i)
On October 31, 2016, the Company provided a one-year-period loan to Hong Kong Leonit Limited (“Leonit”) amounting to USD14,500, approximately RMB98,229 (“USD Loan”). On the same date, Hailiang Consulting made a one-year-period loan from Hailiang Group Co., Ltd amounting to RMB99,603 with interest free (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due October 30, 2018. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018. Through an understanding among the aforementioned parties, the USD Loans are “secured” by the RMB Loan. It is the understanding among the parties that when the USD Loan is repaid, the RMB Loan will similarly be repaid.

On December 5, 2017, the Company made a one-year-period loan from Leonit amounting to USD1,150, approximately RMB7,609
, for the need of US Dollars.

The loan of RMB98,229 made to Leonit
and loan of RMB7,609 made from Leonit were
 recognized in “Amount due from related parties”, and the loan of RMB99,603 made from Hailiang Group was recognized in “Amount due to related parties” as of June 30, 2018.

(ii)
As at June 30, 2017 and 2018, the Group has cash in a related party finance entity of RMB61,715 and RMB740,733, respectively. During the years ended June 30, 2016 and 2018, net amount of RMB81,716 and RMB679,018 were placed with Hailiang Finance, respectively. During the year ended June 30, 2017, net amount of RMB109,998 were withdrawn from Hailiang Finance. The cash in a related party finance entity are held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.

As at June 30, 2017 and 2018, the Group has term deposits with maturities ranging from three months to less than one year amounting to RMB401,000 and RMB204,000 that are placed at Hailiang Finance, respectively. During the years ended June 30, 2016, 2017 and 2018, term deposits of RMB1,212,430, RMB1,953,600 and RMB204,000 was placed with Hailiang Finance, of which RMB1,272,430, RMB1,552,600 and RMB401,000 matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.

The interest income from the deposits during the years ended June 30, 2016, 2017 and 2018 amounted to RMB2,683, RMB5,847 and RMB11,464, respectively.

(iii)
Each of the schools leases the school buildings and the related facilities from
Hailiang Investment, a related party controlled by Mr. Feng. Haibo Education leases the office space from Nanchang Hongtou Property Management Co., Ltd, a related party owned by the Group’s non-controlling shareholder. The leasing term and rental amount of each of the three campuses and office space is as
follows:

		2016	2017	2018
	Leasing Period	RMB	RMB	RMB
Foreign Language	July 1, 2009 ~ September 1, 2015	166	—	—
Experimental High	July 1, 2017 ~ June 30,2037	7,000	7,350	7,718
Tianma Experimental	July 1, 2015 ~ June 30,2035	1,600	1,680	1,764
Hailiang Education Park	September 1, 2017 ~ August 31, 2037	16,667	21,000	21,483
Haibo Education	July 1, 2017 ~ June 30,2022	—	—	1,521
Total		25,433	30,030	32,486

During the years ended June 30, 2016, 2017 and 2018, the Group paid rental fees of RMB25,783, RMB27,300 and RMB15,956, respectively. Hailiang Investment waived the 2013 and 2014 rental fees with an amount of RMB10,000 in the year ended June 30, 2017.

Amount due to Hailiang Investment was RMB739 as of June 30, 2018, which was included in the “Amount due to related parties”. The prepaid rental fee to Hailiang Investment as of June 30, 2017 was RMB14,270 which was included in the “Amount due from related parties”.

(iv)
During the years ended June 30, 2016, 2017 and 2018, Hailiang Group paid professional service fees and other expenses of RMB3,356, RMB3,836 and RMB4,612 on behalf of the Group, respectively. Such amount is due and payable on demand, and the Group repaid RMB1,782, RMB4,536 and RMB4,124 to Hailiang Group during the years ended June 30, 2016, 2017 and 2018, respectively.

As of June 30, 2016, the Group paid RMB11,567 on behalf of Hailiang Hospital for leasehold improvement, the balance has been fully returned to the Group on September 21, 2016.

During the year ended June 30, 2018, the Group paid expenses of RMB4,259, RMB2,764, RMB1,016 and RMB1,181 on behalf of
Hailiang
Preschool,
Hailiang Kindergarten, Hailiang Investment, Hailiang Hospital, respectively. Such amounts are receivable on demand, and the related parties aforementioned repaid RMB4,422, RMB3,135, RMB1,014 and RMB163 during the year ended June 30, 2018, respectively.

The unpaid expenses due to related parties and the uncollected amount due from related parties was included in “Amount due to related parties” and “Amount due from related parties” as of June 30, 2016, 2017 and 2018, respectively.

(v)
The Group entered into a series of leasehold improvement contracts with Heng Zhong Da for the leasehold improvement of classroom buildings, dining halls, student dormitories and amount of the contracts was RMB19,680, RMB34,626 and RMB23,174 for the years ended June 30, 2016, 2017 and 2018, respectively.

As of June 30, 2018, Heng Zhong Da has provided service and improvement of RMB352,287 (RMB285,958, RMB37,231 and RMB29,098 in fiscal year 2016, 2017 and 2018), which was recorded in “Property and Equipment”. The Group has paid RMB22,661, RMB29,406 and RMB24,280 to Heng Zhong Da during the years ended June 30, 2016, 2017 and 2018, respectively. The accumulate payment included the payment of RMB11,567 on behalf of Hailiang
Hospital (see Note 19 (a)(iv)) in the 2016 fiscal year. The unpaid balance of
RMB19,508 as of June 30, 2018 was
recognized in “Amount due to related parties”
.

(vi)
The Group purchased healthy food products from Ming Kang Hui Health Food Group Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies owned by Hailiang Group, amounting to RMB48,517, RMB48,298 and RMB38,323 during the years ended June 30, 2016, 2017 and 2018, respectively. The amount due to Ming Kang Hui was RMB30,005, RMB6,876 and RMB5,386 as of June 30, 2016, 2017 and 2018, respectively.

(vii)	The products sold, services provided to related parties are as follow:

	2016	2017	2018
	RMB	RMB	RMB
Management Service Fee (1)	—	—	12,275
Service fee from Ming Kang Hui Supermarket (2)	1,962	3,766	4,556
Hotel Service Fee	—	—	268
Product Sale	—	—	148
Total	1,962	3,766	17,247

(1)
Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang Investment, the Group provided management services to schools acquired by Hailiang Investment, including Hubei Xiantao
No.1 Middle School, Zhejiang Xinchang Nanrui Experimental School and 14 schools sponsored or operated by Nanchang Baishu Technology Co., Ltd., which is controlled by Hailiang Investment. Service fees of RMB12,275 was charged from the abovementioned schools during the year ended June 30, 2018.

(2)
The Group charged service fee from supermarkets, which are operated by Ming Kang Hui in campuses, amounting to RMB1,962, RMB3,766 and RMB4,556 during the years ended June 30, 2016, 2017 and 2018, respectively.

(viii)	The Group paid information service fee to Hangzhou Mingxin Information Technology Co., Ltd., a related party controlled by Hailiang Group, amounting to RMB6,884 during the year ended June 30, 2018.

(ix)
The gains were recognized from disposal of Hailiang Kindergarten, Tianma Kindergarten and Chuzhou School (see Note 6 (iv) for additional details), amounting to
RMB3,285, RMB1,683
and RMB381 during
the year ended June 30, 2018, respectively.

(x)
In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capital from Xinyu Baishu was RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital since Haibo Education and Haibo Logistics had no substantive operation as of the acquisition date. Haibo Education and Haibo Logistics were under common control with the Company both immediately before and after the acquisition, and the Company recognized the assets and liabilities of Haibo Education and Haibo Logistics at historical cost.

In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were reocorded as non-controlling interests (see note 16).

Disclosure of detailed information about key management personnel compensation [Text Block]
(c)	Transactions with key management personnel

Remuneration of the directors and key management personnel of the Group for the years ended June 30, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
	RMB	RMB	RMB
Compensation	6,383	7,614	8,162

Disclosure of detailed information about leasing term and rental amount [Text Block]
(iii)
Each of the schools leases the school buildings and the related facilities from
Hailiang Investment, a related party controlled by Mr. Feng. Haibo Education leases the office space from Nanchang Hongtou Property Management Co., Ltd, a related party owned by the Group’s non-controlling shareholder. The leasing term and rental amount of each of the three campuses and office space is as
follows:

		2016	2017	2018
	Leasing Period	RMB	RMB	RMB
Foreign Language	July 1, 2009 ~ September 1, 2015	166	—	—
Experimental High	July 1, 2017 ~ June 30,2037	7,000	7,350	7,718
Tianma Experimental	July 1, 2015 ~ June 30,2035	1,600	1,680	1,764
Hailiang Education Park	September 1, 2017 ~ August 31, 2037	16,667	21,000	21,483
Haibo Education	July 1, 2017 ~ June 30,2022	—	—	1,521
Total		25,433	30,030	32,486